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American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071

March 27, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

On behalf of American Funds Money Market Fund (the “Fund”), we hereby file Form N-1A, Pre-Effective Amendment No. 2 to the Fund’s Registration Statement under the Securities Act of 1933 and Amendment No. 2 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended.

Pursuant to Rule 461 and on behalf of the Fund and the Fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of this Registration Statement be accelerated to April 1, 2009.

If you have any questions about the enclosed, please call me at (213) 615-4024.

Sincerely yours,

/s/ Michael J. Triessl

Michael J. Triessl
Capital Research and Management Company

Enclosure

cc:	Laura Hatch